Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
C000126039_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.41%
C000126039_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.85%
C000126039_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.98%
C000126039_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Multi-Asset Index Fund
C000126039_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,000
C000126039_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 9,153
C000126039_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 10,954
C000126039_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 12,544
C000126039_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 12,824
C000126039_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 13,578
C000126039_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 17,257
C000126039_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 18,478
C000126039_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 16,920
C000126039_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					$ 20,087
C000126039_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 22,662	$ 22,662	$ 22,662	$ 22,662
C000126039_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Multi-Asset Composite Index℠
C000126039_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000126039_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,168
C000126039_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,989
C000126039_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,609
C000126039_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,888
C000126039_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,624
C000126039_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								17,366
C000126039_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,621
C000126039_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						17,066
C000126039_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					20,280
C000126039_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	22,884	22,884	22,884	$ 22,884
C000126039_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000126039_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,000
C000126039_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 9,381
C000126039_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 11,724
C000126039_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 13,729
C000126039_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 14,371
C000126039_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 15,549
C000126039_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 20,414
C000126039_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 23,759
C000126039_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 21,932
C000126039_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					$ 28,611
C000126039_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 33,877	$ 33,877	$ 33,877	$ 33,877
C000126039_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.82%
C000126039_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.79%
C000126039_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.53%
C000126039_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.84%
C000126039_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.93%
C000126039_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.63%